Schedule of Investments
September 30, 2020 (unaudited)
Manor Bond Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

U.S. Government Obligations - 98.20%

US Treasury Note, 2.875%, Due 05/15/2028	100,000		117,703
US Treasury Note, 1.500%, Due 01/31/2022	125,000		127,275
US Treasury Note, 1.250%, Due 07/31/2023	300,000		309,293
US Treasury Note, 2.500%, Due 08/15/2023	225,000		240,135
US Treasury Note, 1.750%, Due 11/15/2029	325,000		357,995
US Treasury Note, 1.500%, Due 08/15/2026	150,000		159,938

Total U.S. Government Obligations	(Cost $ 1,218,512)		1,312,339

Money Market Registered Investment Companies - 1.45%

First American Treasury Obligation Fund Class Z - 0.04% (3)	19,399		19,399

Total Money Market Registered Investment Companies	(Cost $ 19,398.58)		19,399

Total Investments - 99.65%	(Cost $ 1,237,911)		1,331,737

Other Assets less Liabilities - 0.35%			4,624

Total Net Assets - 100.00%			1,336,361

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments
Level 1 - Quoted Prices	$19,399	$
Level 2 - Other Significant Observable Inputs	1,312,339		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$1,331,737		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.